UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-1904

                      WhiteRock Portfolio Investors, L.L.C.
               (Exact name of registrant as specified in charter)

                         825 N.E. Multnomah, Suite 1600
                             Portland, Oregon 97232
               (Address of principal executive offices) (Zip code)

                                Steven R. Shearer
                               Hudson Advisors LLC
                          717 North Harwood, Suite 2100
                               Dallas, Texas 75201
                     (Name and address of agent for service)

                                 (214) 754-8400
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1. Report to Stockholders.

                      Whiterock Portfolio Investors, l.l.c.

                                 28 August 2003

Dear Member:

      Enclosed, for your information, is unaudited financial information for WhiteRock Portfolio Investors, L.L.C. (the "Company") for the period ended June 30, 2003. This information reflects the Company's financial position as of the end of this period and its financial results for this period. We have also included a statement of net assets, a statement of cash flows, and financial highlights of the Company during this period.

      As of June 30, 2003, the Company had net assets of approximately $6.5 million. A substantial portion of these assets were invested in Lone Star Opportunity Fund, L.P., with a much smaller portion being invested in Brazos Fund, L.P.

      In accordance with new SEC requirements, the Company now has policies and procedures that it uses to determine how to vote when matters related to the governance of the companies in which it invests are presented for the Company's approval. A description of these policies and procedures is available without charge, upon request, by calling 800 584 5118. The Company did not vote on any matters relating to the operations of the companies in which it invests during the 12-month period ended June 30, 2003.

      We appreciate your continued support of the Company.

                                                     Sincerely,


                                                     Steven R. Shearer
                                                     President

attachments

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                        Statement of Financial Condition
                                  June 30, 2003

ASSETS:
  Cash                                                            $       3,091
  Investment in Lone Star Fund                                        6,513,875
  Investment in Brazos Fund                                              15,855

                                                                  -------------

             TOTAL ASSETS                                         $   6,532,821
                                                                  =============

LIABILITIES:
  Accounts Payable                                                $       3,284
                                                                  -------------

PARTNERSHIP EQUITY:
  Members' Contributions                                             35,229,646
  Members' Distributions                                            (42,080,041)
  Life-to-Date Earnings                                              13,379,932
                                                                  -------------
                                                                      6,529,537
                                                                  -------------

      TOTAL LIABILITIES & EQUITY                                  $   6,532,821
                                                                  =============

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                             Statement of Operations
                     for the Six Months Ended June 30, 2003

REVENUES:
  Interest Income - Other                                            $        9
  Other Income                                                            1,000
  Lone Star Fund Investment                                            (248,731)
  Brazos Fund Investment                                                 (8,214)
                                                                     ----------

              TOTAL REVENUES                                           (255,936)
                                                                     ----------

EXPENSES:
  Other Expenses                                                          1,000
                                                                     ----------

              TOTAL EXPENSES                                              1,000
                                                                     ----------

             NET INCOME/(LOSS)                                       $ (256,936)
                                                                     ==========

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                       Statement of Changes in Net Assets
                     for the Six Months Ended June 30, 2003

Net investment loss                                                 $  (256,936)
                                                                    -----------

     Net decrease in net assets resulting from operations              (256,936)

Distributions to members representing tax basis return of capital      (303,030)

                                                                    -----------
     Total decrease in net assets                                      (559,966)

Net assets, beginning of period                                       7,089,503
                                                                    -----------

Net assets, end of period                                           $ 6,529,537
                                                                    ===========

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                             Statement of Cash Flows
                     for the Six Months Ended June 30, 2003

Cash flows from operating activities:
    Net loss                                                         $ (256,936)
    Adjustments to reconcile net loss to net cash
         used in operating activities
            Non-cash investment loss                                    256,945
            Change in accounts payable - related parties                  3,061
                                                                     ----------
                 Net cash used in operating activities                    3,070

Cash flows from investing activities:
    Distributions received from limited partnership investments         303,030

Cash flows from financing activities
    Member capital distributions                                       (303,030)
                                                                     ----------

Net change in cash and cash equivalents                                   3,070

Cash and cash equivalents, beginning of period                               21
                                                                     ----------

Cash and cash equivalents, end of period                             $    3,091
                                                                     ==========

                      WHITEROCK PORTFOLIO INVESTORS, L.L.C.
                              Financial Highlights

                                                                                       Years ended June 30,
                                                                    -----------------------------------------------------------
                                                                      2003        2002         2001         2000         1999
                                                                    --------    --------     --------     --------     --------
Operating Performance:

     Net asset value, beginning of period                           $   1.50    $   1.73     $   2.67     $   3.27     $   4.34

     Net investment income (loss)                                      (0.03)       0.10         0.06         0.88         0.03
                                                                    --------    --------     --------     --------     --------

Capital Contributions from members                                                                                         0.72

Distributions to members from net investment income                                                          (0.05)       (1.46)

Distributions to members representing tax basis return of capital      (0.15)      (0.33)       (1.00)       (1.43)       (0.36)
                                                                    --------    --------     --------     --------     --------

Net asset value, end of period                                      $   1.32    $   1.50     $   1.73     $   2.67     $   3.27
                                                                    ========    ========     ========     ========     ========

Total investment return                                                -2.00%       5.78%        2.25%       26.91%        0.69%
                                                                    ========    ========     ========     ========     ========

Ratio of net investment income (loss) to average net assets            -1.06%       3.10%        1.36%       14.81%        0.39%
                                                                    ========    ========     ========     ========     ========

WhiteRock Portfolio Investors, l.l.c.
NOTES TO FINANCIAL STATEMENTS

1.    Description of Business:

      WhiteRock Portfolio Investors, L.L.C. ("WhiteRock") was formed on September 29, 1995 and is registered as a nondiversified, closed-end investment company under the Investment Company Act of 1940. The investment objective of WhiteRock is to seek high total returns by buying, selling, exchanging or otherwise acquiring, holding, trading, investing in, managing, and dealing with qualified investments, whether such assets are acquired directly, or indirectly through partnerships, joint ventures, or otherwise. In pursuing its objectives, WhiteRock focuses primarily on acquiring, directly or indirectly, managing and disposing of distressed mortgage loan and real estate owned portfolios, and high yield commercial mortgage-backed securities, including but not limited to, investing in entities organized or to be organized by Brazos Fund, L.P. ("Brazos"), Lone Star Opportunity Fund, L.P. ("Lone Star") and their affiliates.

      The operations of WhiteRock are governed by a Limited Liability Company Agreement dated September 29, 1995. WhiteRock will terminate on June 30, 2007 per the Limited Liability Company Agreement.

      Net income and losses of WhiteRock are allocated among the members based on their respective ownership percentages in accordance with the Limited Liability Company Agreement.

2.    Significant Accounting Policies:

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Investments in Limited Partnerships

      Investments in Brazos and Lone Star as of June 30, 2003 are recorded at estimated fair value. Fair value is estimated based on the historical cost of Brazos and Lone Star adjusted for any distributions and undistributed results of operations from acquisition dates through the evaluation dates, plus an estimate of any unrealized appreciation on investments.

      WhiteRock recognizes investment income from its respective share of the income reported by the limited partnerships, based on its ownership percentages.

      Cash and Cash Equivalents

      WhiteRock considers cash on deposit at financial institutions (that maintain insurance with the Federal Deposit Insurance Corporation) and highly liquid investments with original maturities of 90 days or less to be cash and cash equivalents.

      WhiteRock maintains its cash in deposit accounts which, at times, may exceed federally insured limits. WhiteRock has not experienced any losses in such accounts and believes it is not exposed to any significant credit risks on cash and cash equivalents.

      Income Taxes

      As a limited liability company, WhiteRock is not subject to federal income taxes; therefore, no federal taxes have been reflected in the accompanying financial statements. The members are individually responsible for reporting their share of WhiteRock=s taxable income or loss on their income tax returns.

3.    Investments in Limited Partnerships:

      The primary focus of Brazos and Lone Star, WhiteRock=s two investments at June 30, 2003 is the acquisition, management and disposition of distressed mortgage loan and real estate portfolios and other real estate related assets. In addition, Lone Star targets a broad range of investments in various asset classes, property types, transaction structures and deal sizes. As of June 1996 and March 1999, new investment activity on Brazos and Lone Star, respectively, was terminated with the sole focus on management and disposition of its portfolios. The objective of the two funds is to achieve significant yields and capital gains for their partners. The projected holding period for each of these investments was three to five years. Brazos= and Lone Star=s general partners are responsible for the evaluation, execution and management of the investments and investment opportunities of the respective funds. Brazos and Lone Star invested only where they believed that they had a competitive advantage arising from their expertise in origination, evaluation, management and disposition of assets. As of June 30, 2003, Brazos and Lone Star are invested in 0 and 21 portfolios, respectively. The operations of Brazos and Lone Star are governed by limited partnership agreements dated March 30, 1995 and November 21, 1996, respectively. All profits, losses and cash distributions are allocated and governed in accordance with the Agreements.

      Summary contribution and distribution information related to Brazos and Lone Star through June 30, 2003, as follows:

                                                      Brazos          Lone Star
                                                      ------          ---------
           Contribution inception-to-date          $ 15,416,958     $ 20,717,814

           Distributions inception-to-date         $ 22,629,581     $ 20,498,137

4.    Related Party Transactions:

      All WhiteRock expenses (except for Canadian taxes on dividends received), including organization expenses, are the responsibility of Brazos Principal GenPar, L.P., the general partner of Brazos, or its general partner Brazos GenPar, Inc., and Lone Star Partner, L.P., the general partner of Lone Star. Lone Star Partner, L.P. also functions are WhiteRock=s administrator, and in that capacity performs all accounting, reporting and income tax services.

      From time-to-time, WhiteRock has receivables from related parties relating to capital calls or expenses paid on their behalf and payables to related parties for distributions declared but not paid. There were no receivables due from related parties at June 30, 2003. Payables to related parties totaled $3,284 at June 30, 2003.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the Filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002. Filed herewith.

(c) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Not applicable for companies that do not file reports pursuant to Section 13 or
Section 15(d) of the Securities Exchange Act of 1934, as amended.

SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WhiteRock Portfolio Investors, L.L.C.

By (Signature and Title) /s/ Steven R. Shearer
                             President

Date  September 8, 2003

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:  (Signature and Title) /s/ Steven R. Shearer
                               President and Treasurer

Date: September 8, 2003